ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Statements of Comprehensive Income
Net Income before noncontrolling interest	$ 3,891	$ 4,021	$ 3,957	$ 3,953	$ 3,100	$ 4,279	$ 4,514	$ 3,928	$ 15,822	$ 15,821	$ 14,664
Net change in unrealized gains (losses):
Gains (losses) arising during the period									7,832	12,728	(7,614)
Income tax effect									(2,741)	(4,455)	2,589
Gains arising during the year, net of tax									5,091	8,273	(5,025)
(Gains) losses recognized in earnings									(746)	(937)
Income tax effect									261	328
Gains recognized in earnings, net of tax									(485)	(609)
Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax									4,606	7,664	(5,025)
Fair value adjustment on derivatives									(211)	(2,631)	(3,070)
Income tax effect									74	921	1,044
Fair value adjustment on derivatives									(137)	(1,710)	(2,026)
Total Comprehensive income (loss), net of tax									4,199	5,570	(7,324)
Net comprehensive income before noncontrolling interest									20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest	388	87	276	168	98	315	230	268	919	911	433
Net comprehensive income attributable to ESB Financial Corporation									19,102	20,480	6,907
Parent Company [Member]
Schedule of Condensed Statements of Comprehensive Income
Net Income before noncontrolling interest									14,903	14,910	14,231
Net change in unrealized gains (losses):
Gains (losses) arising during the period									741	368	240
Income tax effect									(259)	(129)	(82)
Gains arising during the year, net of tax									482	239	158
(Gains) losses recognized in earnings									(629)	(141)
Income tax effect									221	49
Gains recognized in earnings, net of tax									(408)	(92)
Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax									74	147	158
Fair value adjustment on derivatives									(211)	(2,631)	(3,070)
Income tax effect									74	921	1,044
Fair value adjustment on derivatives									(137)	(1,710)	(2,026)
Other comprehensive income (loss) of bank subsidiary									4,262	7,133	(5,456)
Total Comprehensive income (loss), net of tax									4,199	5,570	(7,324)
Net comprehensive income before noncontrolling interest									20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest									919	911	433
Net comprehensive income attributable to ESB Financial Corporation									$ 19,102	$ 20,480	$ 6,907